Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2065 Fund*

Shares	Description	Value (†)
Common Stocks — 58.9% of Net Assets
	Aerospace & Defense — 1.4%
61	AAR Corp.(a)	$3,261
3	Axon Enterprise, Inc.(a)	1,840
173	Boeing Co.(a)	31,701
30	General Electric Co.	6,046
10	L3Harris Technologies, Inc.	2,200
11	Lockheed Martin Corp.	5,255
18	Moog, Inc., Class A	3,011
4	Northrop Grumman Corp.	1,946
42	RTX Corp.	5,297
24	Woodward, Inc.	4,502
		65,059
	Air Freight & Logistics — 0.3%
76	Expeditors International of Washington, Inc.	8,353
8	FedEx Corp.	1,683
48	GXO Logistics, Inc.(a)	1,739
13	United Parcel Service, Inc., Class B	1,239
		13,014
	Automobile Components — 0.5%
199	BorgWarner, Inc.	5,648
161	Magna International, Inc.	5,596
380	Mobileye Global, Inc., Class A(a)	5,540
48	Visteon Corp.(a)	3,801
		20,585
	Automobiles — 1.5%
459	General Motors Co.	20,765
169	Tesla, Inc.(a)	47,685
24	Thor Industries, Inc.	1,738
		70,188
	Banks — 2.9%
102	Ameris Bancorp	5,977
168	Atlantic Union Bankshares Corp.	4,654
171	Banc of California, Inc.	2,305
532	Bank of America Corp.	21,216
338	Citigroup, Inc.	23,112
31	Citizens Financial Group, Inc.	1,144
57	East West Bancorp, Inc.	4,876
8	First Citizens BancShares, Inc., Class A	14,233
315	First Financial Bancorp	7,292
305	Fulton Financial Corp.	5,087
53	JPMorgan Chase & Co.	12,965
25	PNC Financial Services Group, Inc.	4,017
75	SouthState Corp.	6,509
34	Truist Financial Corp.	1,304
38	U.S. Bancorp	1,533
97	Webster Financial Corp.	4,588
177	Wells Fargo & Co.	12,569
		133,381
	Beverages — 1.4%
15	Boston Beer Co., Inc., Class A(a)	3,687
108	Coca-Cola Co.	7,836
41	Constellation Brands, Inc., Class A	7,689
341	Keurig Dr. Pepper, Inc.	11,795
425	Monster Beverage Corp.(a)	25,551
47	PepsiCo, Inc.	6,372
		62,930
	Biotechnology — 1.4%
34	AbbVie, Inc.	6,633
69	Alnylam Pharmaceuticals, Inc.(a)	18,164
7	Amgen, Inc.	2,036
Shares	Description	Value (†)
	Biotechnology — continued
49	BioMarin Pharmaceutical, Inc.(a)	$3,121
78	CRISPR Therapeutics AG(a)	3,016
45	Gilead Sciences, Inc.	4,794
53	Halozyme Therapeutics, Inc.(a)	3,255
15	Incyte Corp.(a)	940
29	Neurocrine Biosciences, Inc.(a)	3,123
23	Regeneron Pharmaceuticals, Inc.	13,772
9	United Therapeutics Corp.(a)	2,728
3	Vertex Pharmaceuticals, Inc.(a)	1,529
		63,111
	Broadline Retail — 1.8%
42	Alibaba Group Holding Ltd., ADR	5,016
391	Amazon.com, Inc.(a)	72,108
21	eBay, Inc.	1,431
24	Ollie's Bargain Outlet Holdings, Inc.(a)	2,547
		81,102
	Building Products — 0.6%
13	Carlisle Cos., Inc.	4,933
26	Carrier Global Corp.	1,626
160	Fortune Brands Innovations, Inc.	8,611
120	Masco Corp.	7,273
31	Owens Corning	4,508
34	Trex Co., Inc.(a)	1,966
		28,917
	Capital Markets — 3.5%
157	Bank of New York Mellon Corp.	12,624
7	BlackRock, Inc.	6,400
273	Carlyle Group, Inc.	10,549
11	Cboe Global Markets, Inc.	2,440
308	Charles Schwab Corp.	25,071
24	CME Group, Inc.	6,650
17	FactSet Research Systems, Inc.	7,348
7	Goldman Sachs Group, Inc.	3,833
127	Intercontinental Exchange, Inc.	21,332
81	Janus Henderson Group PLC	2,690
15	KKR & Co., Inc.	1,714
16	Morgan Stanley	1,847
14	MSCI, Inc.	7,631
161	Nasdaq, Inc.	12,270
7	Northern Trust Corp.	658
12	S&P Global, Inc.	6,000
122	SEI Investments Co.	9,551
172	State Street Corp.	15,153
62	Stifel Financial Corp.	5,313
7	T. Rowe Price Group, Inc.	620
		159,694
	Chemicals — 0.8%
8	Air Products & Chemicals, Inc.	2,169
52	Celanese Corp.	2,314
164	Corteva, Inc.	10,166
11	DuPont de Nemours, Inc.	726
17	Ecolab, Inc.	4,274
46	HB Fuller Co.	2,486
31	Innospec, Inc.	2,774
15	Linde PLC	6,798
37	Minerals Technologies, Inc.	1,909
5	Sherwin-Williams Co.	1,765
53	Stepan Co.	2,680
		38,061
	Commercial Services & Supplies — 0.2%
22	MSA Safety, Inc.	3,463

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
49	RB Global, Inc.	$4,934
8	Waste Management, Inc.	1,867
		10,264
	Communications Equipment — 0.2%
13	Arista Networks, Inc.(a)	1,069
42	Ciena Corp.(a)	2,821
16	F5, Inc.(a)	4,236
		8,126
	Construction & Engineering — 0.3%
39	AECOM	3,847
11	Comfort Systems USA, Inc.	4,373
11	EMCOR Group, Inc.	4,408
7	Quanta Services, Inc.	2,049
		14,677
	Construction Materials — 0.2%
6	Martin Marietta Materials, Inc.	3,144
14	Vulcan Materials Co.	3,673
		6,817
	Consumer Finance — 0.8%
506	Ally Financial, Inc.	16,526
11	American Express Co.	2,930
91	Capital One Financial Corp.	16,404
		35,860
	Consumer Staples Distribution & Retail — 0.8%
45	BJ's Wholesale Club Holdings, Inc.(a)	5,290
11	Casey's General Stores, Inc.	5,088
5	Costco Wholesale Corp.	4,973
91	Kroger Co.	6,571
33	Sprouts Farmers Market, Inc.(a)	5,643
7	Target Corp.	677
93	Walmart, Inc.	9,044
		37,286
	Containers & Packaging — 0.2%
46	Crown Holdings, Inc.	4,431
74	Sonoco Products Co.	3,034
		7,465
	Distributors — 0.2%
61	Genuine Parts Co.	7,171
	Diversified Consumer Services — 0.2%
8	Duolingo, Inc.(a)	3,116
20	Grand Canyon Education, Inc.(a)	3,568
57	Service Corp. International	4,554
		11,238
	Diversified REITs — 0.1%
137	American Assets Trust, Inc.	2,566
	Diversified Telecommunication Services — 0.4%
332	AT&T, Inc.	9,196
75	Iridium Communications, Inc.	1,810
169	Verizon Communications, Inc.	7,446
		18,452
	Electric Utilities — 0.4%
32	Alliant Energy Corp.	1,953
42	Eversource Energy	2,498
33	Exelon Corp.	1,548
76	FirstEnergy Corp.	3,259
30	IDACORP, Inc.	3,543
149	PPL Corp.	5,438
28	Xcel Energy, Inc.	1,980
		20,219
Shares	Description	Value (†)
	Electrical Equipment — 0.4%
11	Eaton Corp. PLC	$3,238
35	Emerson Electric Co.	3,679
7	GE Vernova, Inc.	2,596
69	nVent Electric PLC	3,789
24	Regal Rexnord Corp.	2,540
		15,842
	Electronic Equipment, Instruments & Components — 0.8%
34	Advanced Energy Industries, Inc.	3,312
26	Amphenol Corp., Class A	2,001
71	Avnet, Inc.	3,336
58	Cognex Corp.	1,583
39	Coherent Corp.(a)	2,509
8	Fabrinet(a)	1,641
98	Flex Ltd.(a)	3,365
186	Knowles Corp.(a)	2,928
11	Littelfuse, Inc.	2,005
88	TE Connectivity PLC	12,881
4	Teledyne Technologies, Inc.(a)	1,864
4	Zebra Technologies Corp., Class A(a)	1,001
		38,426
	Energy Equipment & Services — 0.2%
149	ChampionX Corp.	3,595
216	NOV, Inc.	2,508
46	Schlumberger NV	1,530
		7,633
	Entertainment — 1.8%
8	Electronic Arts, Inc.	1,161
14	Live Nation Entertainment, Inc.(a)	1,854
42	Netflix, Inc.(a)	47,532
7	Take-Two Interactive Software, Inc.(a)	1,633
224	Walt Disney Co.	20,373
960	Warner Bros. Discovery, Inc.(a)	8,323
		80,876
	Financial Services — 2.2%
95	Block, Inc.(a)	5,555
234	Corebridge Financial, Inc.	6,933
118	Equitable Holdings, Inc.	5,835
53	Fiserv, Inc.(a)	9,782
124	Global Payments, Inc.	9,463
5	Jack Henry & Associates, Inc.	867
7	Mastercard, Inc., Class A	3,836
245	MGIC Investment Corp.	6,103
106	PayPal Holdings, Inc.(a)	6,979
114	Visa, Inc., Class A	39,387
53	Voya Financial, Inc.	3,138
16	WEX, Inc.(a)	2,086
		99,964
	Food Products — 0.6%
522	B&G Foods, Inc.	3,596
86	General Mills, Inc.	4,880
9	Hershey Co.	1,505
31	Ingredion, Inc.	4,117
36	Kellanova	2,980
126	Kraft Heinz Co.	3,667
26	McCormick & Co., Inc.	1,993
68	Mondelez International, Inc., Class A	4,633
		27,371
	Gas Utilities — 0.3%
21	Atmos Energy Corp.	3,373

Shares	Description	Value (†)
	Gas Utilities — continued
83	New Jersey Resources Corp.	$4,062
51	ONE Gas, Inc.	4,004
		11,439
	Ground Transportation — 0.4%
77	CSX Corp.	2,162
5	Norfolk Southern Corp.	1,120
22	Ryder System, Inc.	3,029
7	Saia, Inc.(a)	1,708
16	Uber Technologies, Inc.(a)	1,296
18	Union Pacific Corp.	3,882
26	XPO, Inc.(a)	2,759
		15,956
	Health Care Equipment & Supplies — 1.2%
3	Align Technology, Inc.(a)	520
195	Baxter International, Inc.	6,078
15	Becton Dickinson & Co.	3,106
17	Edwards Lifesciences Corp.(a)	1,283
144	GE HealthCare Technologies, Inc.	10,128
20	Glaukos Corp.(a)	1,885
26	Hologic, Inc.(a)	1,513
24	Intuitive Surgical, Inc.(a)	12,379
37	Merit Medical Systems, Inc.(a)	3,495
12	Penumbra, Inc.(a)	3,514
5	ResMed, Inc.	1,183
10	STERIS PLC	2,247
14	Stryker Corp.	5,235
11	Zimmer Biomet Holdings, Inc.	1,134
		53,700
	Health Care Providers & Services — 1.7%
17	Cardinal Health, Inc.	2,402
276	Centene Corp.(a)	16,519
8	Chemed Corp.	4,652
12	Cigna Group	4,080
112	CVS Health Corp.	7,471
38	Elevance Health, Inc.	15,982
4	HCA Healthcare, Inc.	1,380
30	HealthEquity, Inc.(a)	2,572
3	Humana, Inc.	787
7	Labcorp Holdings, Inc.	1,687
5	McKesson Corp.	3,564
136	Option Care Health, Inc.(a)	4,394
24	UnitedHealth Group, Inc.	9,875
		75,365
	Health Care REITs — 0.1%
43	Welltower, Inc.	6,561
	Health Care Technology — 0.7%
355	Doximity, Inc., Class A(a)	20,192
59	Veeva Systems, Inc., Class A(a)	13,788
		33,980
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	579
	Hotels, Restaurants & Leisure — 1.5%
120	Airbnb, Inc., Class A(a)	14,630
91	Aramark	3,042
1	Booking Holdings, Inc.	5,099
34	Chipotle Mexican Grill, Inc.(a)	1,718
10	DoorDash, Inc., Class A(a)	1,929
33	Marriott Vacations Worldwide Corp.	1,809
23	McDonald's Corp.	7,352
163	Starbucks Corp.	13,048
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
75	Travel & Leisure Co.	$3,295
10	Wingstop, Inc.	2,639
131	Yum China Holdings, Inc.	5,673
45	Yum! Brands, Inc.	6,770
		67,004
	Household Durables — 0.3%
73	KB Home	3,944
45	Meritage Homes Corp.	3,066
78	Taylor Morrison Home Corp.(a)	4,474
40	Toll Brothers, Inc.	4,035
		15,519
	Household Products — 0.5%
42	Church & Dwight Co., Inc.	4,172
15	Colgate-Palmolive Co.	1,383
108	Energizer Holdings, Inc.	2,921
95	Procter & Gamble Co.	15,444
		23,920
	Independent Power & Renewable Electricity Producers — 0.1%
82	AES Corp.	820
89	Clearway Energy, Inc., Class A	2,434
		3,254
	Industrial Conglomerates — 0.1%
12	3M Co.	1,667
14	Honeywell International, Inc.	2,947
		4,614
	Industrial REITs — 0.1%
18	Prologis, Inc.	1,840
101	Rexford Industrial Realty, Inc.	3,343
		5,183
	Insurance — 1.9%
9	Allstate Corp.	1,785
191	American International Group, Inc.	15,570
17	Arch Capital Group Ltd.	1,542
18	Arthur J Gallagher & Co.	5,772
58	Assured Guaranty Ltd.	5,088
9	Chubb Ltd.	2,575
52	First American Financial Corp.	3,162
32	Hanover Insurance Group, Inc.	5,315
28	Hartford Insurance Group, Inc.	3,435
13	Marsh & McLennan Cos., Inc.	2,931
15	Prudential Financial, Inc.	1,541
65	Reinsurance Group of America, Inc.	12,175
46	Selective Insurance Group, Inc.	4,013
16	Travelers Cos., Inc.	4,226
52	Willis Towers Watson PLC	16,006
		85,136
	Interactive Media & Services — 2.7%
313	Alphabet, Inc., Class A	49,705
171	Alphabet, Inc., Class C	27,512
77	Meta Platforms, Inc., Class A	42,273
87	Yelp, Inc.(a)	3,052
		122,542
	IT Services — 0.6%
18	Accenture PLC, Class A	5,385
42	Cognizant Technology Solutions Corp., Class A	3,090
13	International Business Machines Corp.	3,143
85	Kyndryl Holdings, Inc.(a)	2,756
149	Shopify, Inc., Class A(a)	14,155
		28,529

Shares	Description	Value (†)
	Leisure Products — 0.1%
161	Mattel, Inc.(a)	$2,558
	Life Sciences Tools & Services — 0.7%
8	Agilent Technologies, Inc.	861
207	Avantor, Inc.(a)	2,689
10	Bio-Techne Corp.	503
4	Charles River Laboratories International, Inc.(a)	474
14	Danaher Corp.	2,791
92	Illumina, Inc.(a)	7,139
88	IQVIA Holdings, Inc.(a)	13,646
17	Repligen Corp.(a)	2,346
2	West Pharmaceutical Services, Inc.	423
		30,872
	Machinery — 1.2%
22	AGCO Corp.	1,866
48	Deere & Co.	22,251
17	Dover Corp.	2,901
27	Fortive Corp.	1,882
73	Graco, Inc.	5,958
6	Illinois Tool Works, Inc.	1,439
52	ITT, Inc.	7,125
32	Oshkosh Corp.	2,680
29	SPX Technologies, Inc.(a)	3,890
48	Terex Corp.	1,690
31	Toro Co.	2,117
		53,799
	Media — 0.9%
38	Charter Communications, Inc., Class A(a)	14,891
354	Comcast Corp., Class A	12,107
79	Fox Corp., Class B	3,653
100	Interpublic Group of Cos., Inc.	2,512
58	Liberty Broadband Corp., Class C(a)	5,242
39	Omnicom Group, Inc.	2,970
		41,375
	Metals & Mining — 0.3%
69	Alcoa Corp.	1,692
19	Carpenter Technology Corp.	3,716
20	Freeport-McMoRan, Inc.	721
35	Newmont Corp.	1,844
16	Reliance, Inc.	4,612
63	U.S. Steel Corp.	2,754
		15,339
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
258	Annaly Capital Management, Inc.	5,057
	Multi-Utilities — 0.1%
32	Consolidated Edison, Inc.	3,608
13	DTE Energy Co.	1,781
9	WEC Energy Group, Inc.	986
		6,375
	Office REITs — 0.3%
181	COPT Defense Properties	4,726
172	Easterly Government Properties, Inc.	3,469
154	Highwoods Properties, Inc.	4,380
79	Kilroy Realty Corp.	2,489
		15,064
	Oil, Gas & Consumable Fuels — 2.4%
97	Antero Resources Corp.(a)	3,379
434	APA Corp.	6,744
54	Chevron Corp.	7,347
87	CNX Resources Corp.(a)	2,560
210	ConocoPhillips	18,715
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
44	Devon Energy Corp.	$1,338
7	Diamondback Energy, Inc.	924
100	EOG Resources, Inc.	11,033
123	Exxon Mobil Corp.	12,993
9	Hess Corp.	1,162
147	Kinder Morgan, Inc.	3,866
73	Marathon Petroleum Corp.	10,031
27	ONEOK, Inc.	2,218
80	Ovintiv, Inc.	2,686
175	Phillips 66	18,211
86	Range Resources Corp.	2,918
11	Valero Energy Corp.	1,277
55	Williams Cos., Inc.	3,221
		110,623
	Passenger Airlines — 0.3%
262	American Airlines Group, Inc.(a)	2,607
296	Delta Air Lines, Inc.	12,322
		14,929
	Personal Care Products — 0.2%
12	Estee Lauder Cos., Inc., Class A	720
435	Kenvue, Inc.	10,266
		10,986
	Pharmaceuticals — 1.7%
72	Bristol-Myers Squibb Co.	3,614
9	Eli Lilly & Co.	8,091
22	Jazz Pharmaceuticals PLC(a)	2,573
88	Johnson & Johnson	13,755
248	Merck & Co., Inc.	21,130
52	Novartis AG, ADR	5,901
158	Novo Nordisk AS, ADR	10,499
161	Pfizer, Inc.	3,930
148	Roche Holding AG, ADR	6,034
20	Zoetis, Inc.	3,128
		78,655
	Professional Services — 0.7%
7	Automatic Data Processing, Inc.	2,104
58	Equifax, Inc.	15,088
50	Exponent, Inc.	3,934
41	Korn Ferry	2,530
14	Leidos Holdings, Inc.	2,060
8	Paychex, Inc.	1,177
17	Paylocity Holding Corp.(a)	3,266
		30,159
	Real Estate Management & Development — 0.4%
89	CBRE Group, Inc., Class A(a)	10,874
10	CoStar Group, Inc.(a)	742
22	Jones Lang LaSalle, Inc.(a)	5,003
		16,619
	Residential REITs — 0.0%
10	AvalonBay Communities, Inc.	2,100
	Retail REITs — 0.2%
311	Brixmor Property Group, Inc.	7,747
	Semiconductors & Semiconductor Equipment — 3.3%
43	Advanced Micro Devices, Inc.(a)	4,186
23	Analog Devices, Inc.	4,483
17	Applied Materials, Inc.	2,562
128	ARM Holdings PLC, ADR(a)	14,598
46	Broadcom, Inc.	8,854
79	Entegris, Inc.	6,251
125	Intel Corp.	2,513

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
21	Lam Research Corp.	$1,505
45	Lattice Semiconductor Corp.(a)	2,202
12	Microchip Technology, Inc.	553
29	Micron Technology, Inc.	2,232
44	MKS Instruments, Inc.	3,086
685	NVIDIA Corp.	74,610
10	ON Semiconductor Corp.(a)	397
18	Onto Innovation, Inc.(a)	2,195
85	QUALCOMM, Inc.	12,619
16	Silicon Laboratories, Inc.(a)	1,628
26	Texas Instruments, Inc.	4,161
		148,635
	Software — 4.6%
11	Adobe, Inc.(a)	4,125
4	ANSYS, Inc.(a)	1,288
75	Autodesk, Inc.(a)	20,569
10	Cadence Design Systems, Inc.(a)	2,977
46	Docusign, Inc.(a)	3,760
91	Dynatrace, Inc.(a)	4,274
36	Guidewire Software, Inc.(a)	7,372
4	Intuit, Inc.	2,510
20	Manhattan Associates, Inc.(a)	3,548
176	Microsoft Corp.	69,566
219	Oracle Corp.	30,818
8	Palo Alto Networks, Inc.(a)	1,495
9	PTC, Inc.(a)	1,395
18	Qualys, Inc.(a)	2,263
11	Roper Technologies, Inc.	6,161
79	Salesforce, Inc.	21,228
5	ServiceNow, Inc.(a)	4,775
14	SPS Commerce, Inc.(a)	2,009
5	Synopsys, Inc.(a)	2,295
5	Tyler Technologies, Inc.(a)	2,716
51	Workday, Inc., Class A(a)	12,495
		207,639
	Specialized REITs — 0.1%
9	American Tower Corp.	2,029
11	Crown Castle, Inc.	1,163
7	Digital Realty Trust, Inc.	1,124
2	Equinix, Inc.	1,721
		6,037
	Specialty Retail — 0.8%
10	Asbury Automotive Group, Inc.(a)	2,181
18	Burlington Stores, Inc.(a)	4,051
17	Dick's Sporting Goods, Inc.	3,192
33	Floor & Decor Holdings, Inc., Class A(a)	2,358
84	GameStop Corp., Class A(a)	2,340
19	Home Depot, Inc.	6,849
10	Lithia Motors, Inc.	2,928
12	Lowe's Cos., Inc.	2,683
2	O'Reilly Automotive, Inc.(a)	2,830
10	Ross Stores, Inc.	1,390
49	TJX Cos., Inc.	6,305
		37,107
	Technology Hardware, Storage & Peripherals — 1.3%
267	Apple, Inc.	56,738
50	Hewlett Packard Enterprise Co.	811
30	HP, Inc.	767
16	NetApp, Inc.	1,436
		59,752
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.4%
18	Crocs, Inc.(a)	$1,735
2	Lululemon Athletica, Inc.(a)	541
187	NIKE, Inc., Class B	10,547
29	PVH Corp.	2,000
7	Ralph Lauren Corp.	1,575
487	Under Armour, Inc., Class A(a)	2,786
101	VF Corp.	1,200
		20,384
	Trading Companies & Distributors — 0.2%
70	Core & Main, Inc., Class A(a)	3,688
12	Watsco, Inc.	5,518
		9,206
	Water Utilities — 0.2%
104	American States Water Co.	8,436
8	American Water Works Co., Inc.	1,176
		9,612
	Wireless Telecommunication Services — 0.1%
100	Telephone & Data Systems, Inc.	3,749
	Total Common Stocks (Identified Cost $2,515,036)	2,683,954

Principal Amount
Bonds and Notes — 3.7%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	925
	Automotive — 0.1%
2,000	Cummins, Inc., 5.150%, 2/20/2034	2,029
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	991
		3,020
	Banking — 0.5%
2,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	1,934
2,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	1,758
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	967
2,000	Citigroup, Inc., 4.600%, 3/09/2026	1,999
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	999
2,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	2,004
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,814
2,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	2,151
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	978
2,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	1,931
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	992
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	980
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	1,001
2,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	1,724
		21,232
	Brokerage — 0.0%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	915
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	644
		1,559

Principal Amount	Description	Value (†)
	Building Materials — 0.0%
$1,000	Owens Corning, 3.950%, 8/15/2029	$973
	Chemicals — 0.0%
2,000	Ecolab, Inc., 2.125%, 2/01/2032	1,706
	Consumer Products — 0.0%
2,000	Kenvue, Inc., 5.050%, 3/22/2053	1,857
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,921
1,000	Emerson Electric Co., 2.000%, 12/21/2028	927
		2,848
	Electric — 0.1%
1,000	Entergy Corp., 0.900%, 9/15/2025	986
1,000	Exelon Corp., 4.050%, 4/15/2030	974
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	890
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	970
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	990
		4,810
	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	841
	Finance Companies — 0.0%
1,000	ARES Capital Corp., 3.250%, 7/15/2025	997
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	945
		1,942
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	952
2,000	Kellanova, 4.300%, 5/15/2028	2,005
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	919
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	935
		4,811
	Government Owned - No Guarantee — 0.1%
1,000	Equinor ASA, 3.625%, 4/06/2040	815
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,406
		4,221
	Health Care REITs — 0.0%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	990
1,000	Welltower OP LLC, 2.800%, 6/01/2031	900
		1,890
	Health Insurance — 0.1%
2,000	Elevance Health, Inc., 4.101%, 3/01/2028	1,989
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,084
		4,073
	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	997
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	983
		1,980
	Home Construction — 0.0%
2,000	NVR, Inc., 3.000%, 5/15/2030	1,841
	Integrated Energy — 0.0%
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,098
	Life Insurance — 0.1%
1,000	Manulife Financial Corp., 3.703%, 3/16/2032	932
1,000	MetLife, Inc., 5.375%, 7/15/2033	1,031
		1,963
	Midstream — 0.1%
2,000	Enbridge, Inc., 5.625%, 4/05/2034	2,023
	Mortgage Related — 1.1%
2,513	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2052	1,998
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$2,524	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	$2,004
858	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	681
710	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	594
778	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	648
3,236	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	2,689
1,704	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,416
4,126	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	3,585
851	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	739
1,733	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	1,505
865	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	751
1,650	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,491
844	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	788
911	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	872
1,837	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	1,800
4,716	Federal National Mortgage Association, 2.000%, 8/01/2051	3,759
2,586	Federal National Mortgage Association, 2.000%, 4/01/2052	2,055
3,340	Federal National Mortgage Association, 2.500%, 4/01/2052	2,775
1,706	Federal National Mortgage Association, 2.500%, 5/01/2052	1,418
862	Federal National Mortgage Association, 2.500%, 6/01/2052	717
1,640	Federal National Mortgage Association, 3.000%, 4/01/2052	1,427
866	Federal National Mortgage Association, 3.000%, 7/01/2052	752
1,579	Federal National Mortgage Association, 3.500%, 4/01/2052	1,427
4,089	Federal National Mortgage Association, 3.500%, 5/01/2052	3,697
849	Federal National Mortgage Association, 4.000%, 8/01/2052	793
1,696	Federal National Mortgage Association, 4.000%, 9/01/2052	1,584
907	Federal National Mortgage Association, 4.000%, 5/01/2053	846
878	Federal National Mortgage Association, 4.500%, 2/01/2053	842
1,801	Federal National Mortgage Association, 4.500%, 7/01/2053	1,725
1,608	Government National Mortgage Association, 3.000%, 6/20/2052	1,424
897	Government National Mortgage Association, 5.000%, 7/20/2053	881
3,155	Government National Mortgage Association, 5.500%, 4/20/2053	3,164
		50,847
	Office REITs — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,939
	Oil Field Services — 0.0%
2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	1,958
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	849
	Pharmaceuticals — 0.1%
2,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	1,773
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,935
		3,708
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	940

Principal Amount	Description	Value (†)
	Railroads — 0.1%
$1,000	CSX Corp., 2.600%, 11/01/2026	$975
3,000	Union Pacific Corp., 2.950%, 3/10/2052	1,895
		2,870
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	897
	Retailers — 0.1%
2,000	Home Depot, Inc., 1.375%, 3/15/2031	1,680
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	918
		2,598
	Technology — 0.3%
2,000	Adobe, Inc., 2.300%, 2/01/2030	1,840
1,000	Broadcom, Inc., 4.110%, 9/15/2028	992
1,000	Intel Corp., 2.450%, 11/15/2029	901
1,000	International Business Machines Corp., 4.000%, 6/20/2042	815
1,000	NVIDIA Corp., 2.850%, 4/01/2030	945
1,000	Oracle Corp., 2.950%, 5/15/2025	999
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,461
2,000	Salesforce, Inc., 1.500%, 7/15/2028	1,852
2,000	Texas Instruments, Inc., 4.900%, 3/14/2033	2,026
		12,831
	Treasuries — 0.5%
3,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	1,459
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,465
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,395
4,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	2,975
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,501
3,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	2,233
1,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	926
6,000	U.S. Treasury Notes, 0.375%, 11/30/2025	5,872
3,000	U.S. Treasury Notes, 3.125%, 8/31/2027	2,969
1,000	U.S. Treasury Notes, 4.625%, 2/15/2035	1,038
		21,833
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	769
	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,115
	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 2.650%, 11/20/2040	1,406
	Total Bonds and Notes (Identified Cost $178,200)	171,173

Shares	Description	Value (†)
Exchange-Traded Funds — 9.2%
4,974	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $387,238)	$421,198

Mutual Funds — 15.0%
17,353	WCM Focused Emerging Markets Fund, Institutional Class	259,956
17,570	WCM Focused International Growth Fund, Institutional Class	421,847
	Total Mutual Funds (Identified Cost $728,034)	681,803

Affiliated Mutual Funds — 10.8%
7,735	Mirova Global Green Bond Fund, Class N	67,220
32,547	Mirova International Megatrends Fund, Class N	423,109
	Total Affiliated Mutual Funds (Identified Cost $515,269)	490,329

Principal Amount
Short-Term Investments — 3.4%
$154,220	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $154,231 on 5/01/2025 collateralized by $38,900 U.S. Treasury Note, 0.625% due 7/31/2026 valued at $37,591; $122,300 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $120,578 including accrued interest(c) (Identified Cost $154,220)	154,220
	Total Investments — 101.0% (Identified Cost $4,477,997)	4,602,677
	Other assets less liabilities — (1.0)%	(44,928)
	Net Assets — 100.0%	$4,557,749

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2065 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $978 or less than 0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$73,673	$ —	$7,126	$183	$490	$67,220	7,735	$ —
Mirova International Megatrends Fund, Class N	442,074	6,740	42,943	6,117	11,121	423,109	32,547	—
	$515,747	$6,740	$50,069	$6,300	$11,611	$490,329	40,282	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,683,954	$ —	$ —	$2,683,954
Bonds and Notes(a)	—	171,173	—	171,173
Exchange-Traded Funds	421,198	—	—	421,198
Mutual Funds	681,803	—	—	681,803
Affiliated Mutual Funds	490,329	—	—	490,329
Short-Term Investments	—	154,220	—	154,220
Total Investments	$4,277,284	$325,393	$—	$4,602,677

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	92.4%
Fixed Income	5.2
Short-Term Investments	3.4
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%